T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund
September 30, 2023 (Unaudited)
1
Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.5%
COMMUNICATION SERVICES 2.5%
Diversified Telecommunication Services 0.4%
AT&T  7,977 120
120
Interactive Media & Services 0.4%
Meta Platforms, Class A (1) 338 102
102
Media 1.3%
Comcast, Class A  3,648 162
Fox, Class B  2,378 68
Nexstar Media Group  983 141
371
Wireless Telecommunication Services 0.4%
T-Mobile U.S. (1) 847 119
119
Total Communication Services 712
CONSUMER DISCRETIONARY 5.6%
Automobiles 0.4%
Volkswagen, ADR  11,087 127
127
Broadline Retail 0.6%
Alibaba Group Holding, ADR (1) 640 56
eBay  2,551 112
168
Distributors 0.6%
LKQ  3,723 184
184
Hotels, Restaurants & Leisure 1.1%
Booking Holdings (1) 54 166
MGM Resorts International  1,512 56
Travel + Leisure  2,840 104
326
Household Durables 0.8%
NVR (1) 19 113
PulteGroup  1,417 105
218
Specialty Retail 2.1%
AutoZone (1) 74 188

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Bath & Body Works  3,545 120
Best Buy  1,378 96
O'Reilly Automotive (1) 148 134
Ross Stores  653 74
612
Total Consumer Discretionary 1,635
CONSUMER STAPLES 7.7%
Beverages 1.2%
Keurig Dr Pepper  5,629 177
Molson Coors Beverage, Class B  2,701 172
349
Consumer Staples Distribution & Retail 1.9%
Walmart  3,453 552
552
Food Products 0.8%
Conagra Brands  5,981 164
Mondelez International, Class A  1,135 79
243
Household Products 1.7%
Kimberly-Clark  680 82
Procter & Gamble  2,785 406
488
Tobacco 2.1%
Altria Group  3,948 166
Philip Morris International  4,818 446
612
Total Consumer Staples 2,244
ENERGY 10.7%
Energy Equipment & Services 1.2%
Baker Hughes  5,147 182
Halliburton  3,781 153
335
Oil, Gas & Consumable Fuels 9.5%
BP, ADR  3,670 142
Chevron  1,706 288
ConocoPhillips  3,867 463
Exxon Mobil  7,401 870
Kinder Morgan  12,304 204
Marathon Petroleum  1,327 201
Occidental Petroleum, Warrants, 8/3/27 (1) 425 19
Suncor Energy  6,872 236

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
TotalEnergies, ADR  3,389 223
Valero Energy  642 91
2,737
Total Energy 3,072
FINANCIALS 19.7%
Banks 6.0%
Bank of America  10,823 296
Citigroup  7,186 296
Fifth Third Bancorp  5,349 136
JPMorgan Chase  3,614 524
Wells Fargo  12,217 499
1,751
Capital Markets 2.7%
Affiliated Managers Group  564 74
Ameriprise Financial  555 183
Bank of New York Mellon  4,281 183
Charles Schwab  2,140 117
Morgan Stanley  2,878 235
792
Consumer Finance 0.8%
Discover Financial Services  1,160 101
OneMain Holdings  3,427 137
238
Financial Services 4.2%
Berkshire Hathaway, Class B (1) 521 183
Equitable Holdings  8,464 240
Fiserv (1) 2,706 306
FleetCor Technologies (1) 828 211
Global Payments  2,464 284
1,224
Insurance 6.0%
Aflac  2,628 202
American International Group  5,506 334
Arch Capital Group (1) 1,222 97
Chubb  1,842 383
Everest Group  495 184
Hartford Financial Services Group  3,621 257
MetLife  4,464 281
1,738
Total Financials 5,743

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
HEALTH CARE 17.1%
Biotechnology 1.8%
AbbVie  1,724 257
Gilead Sciences  3,389 254
511
Health Care Equipment & Supplies 3.7%
Abbott Laboratories  525 51
Baxter International  4,211 159
DENTSPLY SIRONA  3,011 103
Hologic (1) 2,854 198
Medtronic  3,970 311
Zimmer Biomet Holdings  2,205 247
1,069
Health Care Providers & Services 6.7%
Cardinal Health  1,215 106
Cencora  1,330 239
Centene (1) 2,012 139
Cigna Group  1,203 344
CVS Health  793 55
Elevance Health  829 361
Humana  467 227
McKesson  693 301
Molina Healthcare (1) 245 80
Tenet Healthcare (1) 1,209 80
1,932
Life Sciences Tools & Services 0.5%
Avantor (1) 7,325 154
154
Pharmaceuticals 4.4%
Bristol-Myers Squibb  2,122 123
Johnson & Johnson  2,624 409
Merck  1,751 180
Pfizer  4,414 147
Sanofi, ADR  4,370 234
Viatris  17,466 172
1,265
Total Health Care 4,931
INDUSTRIALS & BUSINESS SERVICES 15.2%
Aerospace & Defense 4.3%
General Dynamics  1,271 281
Huntington Ingalls Industries  1,070 219
L3Harris Technologies  1,800 313

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Lockheed Martin  346 142
Textron  3,807 297
1,252
Air Freight & Logistics 1.0%
FedEx  1,086 288
288
Building Products 0.4%
Masco  1,884 101
101
Construction & Engineering 0.5%
AECOM  1,647 137
137
Ground Transportation 2.2%
CSX  10,338 318
Norfolk Southern  890 175
Union Pacific  753 154
647
Industrial Conglomerates 2.5%
3M  1,674 157
General Electric  3,349 370
Siemens, ADR  2,560 183
710
Machinery 2.4%
Allison Transmission Holdings  2,115 125
Cummins  710 162
Otis Worldwide  2,233 179
Stanley Black & Decker  2,046 171
Timken  889 66
703
Professional Services 1.9%
Leidos Holdings  2,451 226
ManpowerGroup  1,198 88
SS&C Technologies Holdings  4,680 246
560
Total Industrials & Business Services 4,398
INFORMATION TECHNOLOGY 7.9%
Communications Equipment 1.4%
Cisco Systems  7,408 398
398
Electronic Equipment, Instruments & Components 0.7%
Jabil  622 79

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
TE Connectivity  963 119
198
IT Services 1.2%
Cognizant Technology Solutions, Class A  2,396 162
GoDaddy, Class A (1) 1,352 101
International Business Machines  664 93
356
Semiconductors & Semiconductor Equipment 2.6%
Lam Research  260 163
NXP Semiconductors  446 89
ON Semiconductor (1) 732 68
QUALCOMM  2,047 228
Skyworks Solutions  1,109 109
Taiwan Semiconductor Manufacturing, ADR  1,014 88
745
Software 1.1%
Gen Digital  9,878 175
Salesforce (1) 736 149
324
Technology Hardware, Storage & Peripherals 0.9%
Dell Technologies, Class C  2,592 178
HP  3,605 93
271
Total Information Technology 2,292
MATERIALS 5.9%
Chemicals 2.2%
CF Industries Holdings  3,050 262
Dow  2,828 146
LyondellBasell Industries, Class A  1,202 114
Nutrien  1,642 101
623
Containers & Packaging 1.8%
Berry Global Group  1,138 71
International Paper  6,832 242
Westrock  6,036 216
529
Metals & Mining 1.9%
Nucor  1,306 204
Reliance Steel & Aluminum  987 259

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Steel Dynamics  820 88
551
Total Materials 1,703
REAL ESTATE 3.4%
Hotel & Resort Real Estate Investment Trusts 0.2%
Host Hotels & Resorts, REIT  3,573 57
57
Residential Real Estate Investment Trusts 0.9%
AvalonBay Communities, REIT  814 140
Essex Property Trust, REIT  620 131
271
Specialized Real Estate Investment Trusts 2.3%
CubeSmart, REIT  3,530 135
Iron Mountain, REIT  3,017 179
Lamar Advertising, Class A, REIT  1,923 160
Weyerhaeuser, REIT  6,217 191
665
Total Real Estate 993
TRUSTS & FUNDS 0.8%
Trusts & Mutual Funds 0.8%
iShares Russell 1000 Value ETF (2) 1,590 241
Total Trusts & Funds 241
UTILITIES 3.0%
Electric Utilities 3.0%
Evergy  5,042 256
FirstEnergy  6,941 237
PG&E (1) 6,962 112
Southern  4,044 262
Total Utilities 867
Total Common Stocks (Cost $25,058) 28,831
SHORT-TERM INVESTMENTS 0.8%
Money Market Funds 0.8%
T. Rowe Price Government Reserve Fund, 5.40% (3)(4) 237,216 237
Total Short-Term Investments (Cost $237) 237

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL 0.8%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.8%
Money Market Funds 0.8%
T. Rowe Price Government Reserve Fund, 5.40% (3)(4) 221,725 222
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 222
Total Securities Lending Collateral (Cost $222) 222
Total Investments in Securities 101.1%
(Cost $25,517) $ 29,290
Other Assets Less Liabilities (1.1)% (327)
Net Assets 100.0% $ 28,963
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at September 30, 2023.
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
ETF Exchange-Traded Fund
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.40% $ — $ — $ 5++
Totals $ —# $ — $ 5+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
09/30/23
T. Rowe Price Government
Reserve Fund, 5.40% $ 984  ¤  ¤ $ 459
Total $ 459^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $5 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $459.

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund
Unaudited
Notes to Portfolio of Investments
10
T. Rowe Price Integrated U.S. Large-Cap Value Equity Fund (the fund), formerly the
T. Rowe Price QM U.S. Value Equity Fund, is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On September 30, 2023, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F201-054Q3 09/23